Concessions (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Oct. 31, 1997 Orbital concessions item	Dec. 31, 2012 Orbital concessions	Dec. 31, 2011 Orbital concessions	Dec. 31, 2012 Public telecommunications network	Dec. 31, 2011 Public telecommunications network	Dec. 31, 2012 Use of the land and facilities concession
Concessions
Concessions, gross	$ 45,672	$ 45,672				$ 41,740	$ 41,740	$ 3,932	$ 3,932
Accumulated amortization	(1,044)	(2,835)
Concessions, net	44,628	42,837
Amortization of concessions	$ 1,044	$ 1,791	$ 588	$ 1,412
Number of concessions granted to the entity					3
Initial term of concession					20 years			30 years		40 years
Additional term of concession, on payment of certain costs					20 years
Number of satellite control centers from which satellites are operated and monitored		2
Term after which concession fee is adjusted										5 years